Loans and Leases - Summary of Changes in Accretable Yields of Acquired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of period	$ 152,623	$ 175,054	$ 227,502
Additions	5,574	32,937	0
Transfers from non-accretable difference to accretable yield	3,623	4,912	5,490
Accretion	(47,962)	(56,337)	(68,211)
Changes in expected cash flows not affecting non-accretable differences	19,484	(3,943)	10,273
Balance at end of period	$ 133,342	$ 152,623	$ 175,054